Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31,	December 31,
	2014	2013
Cash on hand and at banks	$157,975	$158,037
Short-term deposits and highly liquid funds	89,581	29,794
Cash and cash equivalents	$247,556	$187,831